Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 48,399,468	$ 63,452,161
Cash	19,122,146	24,523,137
Financial institutions and correspondents
Argentine Central Bank	27,184,409	35,324,768
Other local financial institutions	2,064,305	2,353,797
Others	28,608	1,250,459
Debt Securities at fair value through profit or loss	22,384,677	38,486,623
Derivatives	295,555	432,164
Reverse Repo transactions	21,581,438	83,468,057
Other financial assets	8,107,119	27,120,979
Loans and other financing	235,591,198	302,853,393
To the non-financial public sector	277,702	44,292
To the financial sector	644,533	149,663
To the Non-Financial Private Sector and Foreign residents	234,668,963	302,659,438
Other debt securities	269,735,051	153,750,726
Financial assets pledged as collateral	14,468,665	16,635,209
Current income tax assets	976,073	1,714,745
Inventories	67,090	266,428
Investments in equity instruments	502,560	514,799
Property, plant and equipment	18,373,792	21,495,256
Investment Property	16,903,052	16,943,351
Intangible assets	22,275,852	22,249,482
Deferred income tax assets	12,196,868	6,301,474
Other non-financial assets	5,008,839	4,793,662
TOTAL ASSETS	696,867,297	760,478,509
LIABILITIES
Deposits	547,516,935	561,896,707
Non-financial public sector	27,843,116	22,352,551
Financial sector	101,430	76,162
Non-financial private sector and foreign residents	519,572,389	539,467,994
Liabilities at fair value through profit or loss	2,139,170	3,999,525
Other financial liabilities	18,105,482	46,322,290
Financing received from the Argentine Central Bank and other financial institutions	5,529,676	12,179,537
Unsubordinated debt securities	561,409	2,063,327
Provisions	1,691,656	1,779,769
Deferred income tax liabilities	181,543	120,258
Other non-financial liabilities	28,795,393	31,700,398
TOTAL LIABILITIES	604,521,264	660,061,811
SHAREHOLDERS' EQUITY
Capital stock	444,411	456,722
Paid in capital	84,849,949	84,849,949
Inflation Adjustments of capital stock	8,794,280	9,614,506
Treasury shares	12,311
Inflation adjustments of treasury shares	820,226
Cost of Treasury shares	(1,383,270)
Reserves	6,200,416	9,029,804
Retained earnings	(5,122,316)	(4,075,101)
Other comprehensive income	2,685,921	3,839,887
Net loss for the year	(5,028,955)	(3,378,763)
Shareholders' Equity attributable to owners of the parent company	92,272,973	100,337,004
Shareholders' Equity attributable to non-controlling interests	73,060	79,694
TOTAL SHAREHOLDERS' EQUITY	$ 92,346,033	$ 100,416,698